BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2022
Business Acquisitions [Abstract]
BUSINESS ACQUISITIONS

3. BUSINESS ACQUISITIONS

In 2022, the Group purchased Lion Global Financial Limited for consideration of RMB5,811. Based on a valuation performed by the Group with the assistance of a third-party valuation expert, the purchase price has been allocated to the fair value. Neither the results of operations since the acquisition date nor the pro forma results of operations of the acquiree were presented because the effects of this business combinations was not significant to the Group’s consolidated results of operations.